INCOME TAXES	12 Months Ended
Aug. 31, 2021
Disclosure of income tax [Abstract]
INCOME TAXES [Text Block]

17. INCOME TAXES

The income taxes shown in the consolidated earnings differ from the amounts obtained by applying statutory rates to the earnings before provision for income taxes due to the following:

	2021	2020	2019

Loss before income taxes	$13,008	$7,056	$16,670

Income tax recovery at statutory rates	(3,512)	(1,905)	(4,503)
Difference of foreign tax rates	19	(8)	(2)
Non-deductible expenses and non-taxable portion of capital gains	1,061	(216)	1,316
Changes in unrecognized deferred tax assets and other	2,487	2,201	3,295
Income tax expense (recovery)	55	72	106

Income tax expense consists of:
Current income taxes	$-	$-	$-
Deferred income taxes	55	72	106
	$55	$72	$106

The gross movement on the net deferred income tax account is as follows:

	2021	2020	2019
Deferred tax liability at the beginning of the year	$-	$-	$-
Tax (expense) relating to the loss from continuing operations	(55)	(72)	(106)
Tax recovery relating to components of other comprehensive loss	55	72	106
Tax recovery recorded in deficit	-	-	-
Deferred tax liability at the end of the year	$-	$-	$-

The significant components of the Company's net deferred income tax liabilities are as follows:

	2021	2020	2019
Convertible notes	$(389)	$(661)	$(1,024)
Loans payable	(180)	(247)	(339)
Mineral properties	(2,597)	(2,221)	(2,354)
Loss carry-forwards	3,166	3,129	3,717
	$-	$-	$-

Unrecognized deductible temporary differences, unused tax losses and unused tax credits are attributed to the following:

	2021	2020	2019
Tax Losses:
Operating loss carry-forwards - Canada	$158,619	$137,037	$125,851
Operating loss carry-forwards - South Africa	35,958	100,415	28,925
Net capital loss carry-forwards	-	-	204
	$194,577	$237,452	$154,980

Temporary Differences:
Mineral properties	$7,931	$7,672	$7,526
Financing Costs	3,611	7,539	13,357
Property, plant and equipment	728	697	807
Other	800	603	381
	$13,070	$16,511	$22,071

Investment Tax Credits:	$329	$318	$312

The Company's Canadian operating loss carry-forwards expire between 2026 and 2040. The Company's South African operating loss carry-forwards do not expire. The Company's Canadian unused investment tax credit carry-forwards expire between 2029 and 2035. The Company's Canadian net capital loss carry-forwards do not expire.